Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the statement of cash flows.

(in USD ‘000)	June 30, 2022	December 31, 2021
Cash and cash equivalents	14,126	54,734
Restricted cash	31,000	—

Total cash, cash equivalents and restricted cash	45,126	54,734